Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant accounting policies
Summary of Group's cash and cash equivalents deposited in financial institutions locations

	As of December 31,
	2024	2025
	RMB	RMB
Financial institutions in the Chinese Mainland
—Denominated in RMB	2,496,135	2,586,715
—Denominated in USD	3,717	17,550
Total balances held at Chinese Mainland financial institutions	2,499,852	2,604,265
Hong Kong
—Denominated in RMB	9,919	940
—Denominated in HKD	—	217
—Denominated in USD	367,467	1,442
Total balances held at the Hong Kong financial institutions	377,386	2,599
Cayman Islands
—Denominated in RMB	600,273	33,625
—Denominated in USD	140,940	663,460
Total balances held at the Cayman Islands financial institutions	741,213	697,085
Total cash and cash equivalents balances held at financial institutions	3,618,451	3,303,949

Schedule of estimated useful lives property and equipment

Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets
Equipment, fixtures and furniture, and other fixed assets	5 - 10 years

Schedule of amortization period of intangible assets
Purchased software	3 - 10 years

Summary of customers of prepayment, other current assets and vendors of total retail costs

	Years ended December 31,
	2023	2024	2025
Vendor A	14%	15%	11%